COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.  COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases certain office premises under non-cancellable leases. Rental expenses under operating leases for the year ended December 31, 2020, 2021 and 2022 were $18,589, $101,508 and $125,242, respectively.

The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:

Years ending December 31,	US$
2023	380,420
2024	375,940
2025	288,594
Total	1,044,954